Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2019	Mar. 31, 2018
Temporary Equity, Shares Outstanding	81,701	13,438,929
Preferred Stock, Par or Stated Value Per Share	$ 0	$ 0
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0	$ 0
Common Stock, Shares, Issued	5,260,831	5,091,071
Common stock, shares, outstanding	5,260,831	5,091,071